Consolidated Statements of Shareholders' Deficit - USD ($) $ in Thousands	Common Shares Ordinary Shares Private Placement	Common Shares Ordinary Shares Reported	Common Shares Ordinary Shares Adjustments	Common Shares Ordinary Shares	Common Shares B Ordinary shares Reported	Common Shares B Ordinary shares Adjustments	Common Shares B Ordinary shares	Common Shares Private Placement	Common Shares Reported	Common Shares Adjustments	Common Shares	Additional Paid in Capital Ordinary Shares	Additional Paid in Capital Private Placement	Additional Paid in Capital Reported	Additional Paid in Capital Adjustments	Additional Paid in Capital	Other Comprehensive Income (Loss) Reported	Other Comprehensive Income (Loss)	Subscription Receivable Reported	Subscription Receivable Adjustments	Subscription Receivable	Accumulated Deficit Reported	Accumulated Deficit	Ordinary Shares	Private Placement	Reported	Adjustments	Total
Stockholders' equity, beginning of period at Dec. 31, 2019		$ 86	$ (86)		$ 67	$ (67)			$ 0	$ 36	$ 36			$ 94,315	$ 117	$ 94,432	$ 2,261	$ 2,261	$ (1,004)	$ 0	$ (1,004)	$ (91,895)	$ (91,895)			$ 3,830	$ 0	$ 3,830
Stockholders' equity, beginning of period (in shares) at Dec. 31, 2019		6,028,128	(6,028,128)	0	5,296,549	(5,296,549)	0		0	36,285,113	36,285,113
Increase (Decrease) in Stockholders' Equity
Proceeds received for common shares																					1,004							1,004
Debt discount related to beneficial conversion feature of convertible loan notes (Note 13)																9,954												$ 9,954
Conversion of advanced subscription agreements into common shares (in shares)											178,583																	178,583
Conversion of Advanced Subscription Agreements																1,449												$ 1,449
Unrealized gain (loss) on foreign currency translation																		(2,555)								(2,220)	(335)	(2,555)
Net loss																							(60,278)			(54,875)	(5,403)	(60,278)
Stockholders' equity, ending of period (in shares) at Dec. 31, 2020				0			0				36,463,696
Stockholders' equity, end of period at Dec. 31, 2020							$ 0				$ 36					105,835		(294)			0		(152,173)			(41,776)	(4,820)	(46,596)
Increase (Decrease) in Stockholders' Equity
Unrealized gain (loss) on foreign currency translation																										(324)		(571)
Net loss																										(79,433)	(22,924)	(102,357)
Stockholders' equity, end of period at Mar. 31, 2021																										(104,572)	(25,307)	(129,879)
Stockholders' equity, beginning of period at Dec. 31, 2020							$ 0				$ 36					105,835		(294)			0		(152,173)			(41,776)	(4,820)	(46,596)
Stockholders' equity, beginning of period (in shares) at Dec. 31, 2020				0			0				36,463,696
Increase (Decrease) in Stockholders' Equity
Unrealized gain (loss) on foreign currency translation																										435		(316)
Net loss																										(136,258)	34,155	(102,103)
Stockholders' equity, end of period at Jun. 30, 2021																										(150,375)	32,649	(117,726)
Stockholders' equity, beginning of period at Dec. 31, 2020							$ 0				$ 36					105,835		(294)			0		(152,173)			(41,776)	(4,820)	(46,596)
Stockholders' equity, beginning of period (in shares) at Dec. 31, 2020				0			0				36,463,696
Increase (Decrease) in Stockholders' Equity
Unrealized gain (loss) on foreign currency translation																										4,026	(1,521)	2,505
Net loss																										(161,908)	38,934	(122,974)
Stockholders' equity, end of period at Sep. 30, 2021																										(157,684)	34,665	(123,019)
Stockholders' equity, beginning of period at Dec. 31, 2020							$ 0				$ 36					105,835		(294)			$ 0		(152,173)			(41,776)	(4,820)	(46,596)
Stockholders' equity, beginning of period (in shares) at Dec. 31, 2020				0			0				36,463,696
Increase (Decrease) in Stockholders' Equity
Proceeds received for common shares	$ 13,000							$ 13					$ 122,704												$ 122,717
Debt discount related to beneficial conversion feature of convertible loan notes (Note 13)																31,289												31,289
Exercise of warrants to purchase ordinary shares (in shares)											1,967,193
Exercise of legacy warrants to purchase common shares											$ 2					604												606
Conversion of convertible loan notes											$ 11					106,241												106,252
Conversion of convertible loan notes (in shares)											10,460,460
Conversion of advanced subscription agreements into common shares (in shares)											1,053,273
Conversion of Advanced Subscription Agreements											$ 1					12,756												12,757
Exercise of share options (in shares)				15,681,274
Exercise of share options				$ 16								$ 2,070												$ 2,086
Issuance of Common Shares in connection with the Business Combination, net of transaction costs of $16,464											$ 15					(18,511)												(18,496)
Issuance of common stock in connection with the business combination, net of transaction cost (in shares)											15,474,309
Private Investment in Public Equity financing, net of equity issuance costs of $5,783 (in shares)	12,850,000							12,850,000
Share-based compensation expense																52,316												52,316
Unrealized gain (loss) on foreign currency translation																		2,541										2,541
Net loss																							217,778					(217,778)
Stockholders' equity, ending of period (in shares) at Dec. 31, 2021				0			0				93,950,205										0
Stockholders' equity, end of period at Dec. 31, 2021											$ 94					$ 415,304		$ 2,247					$ (369,951)					47,694
Stockholders' equity, beginning of period at Mar. 31, 2021																										(104,572)	(25,307)	(129,879)
Increase (Decrease) in Stockholders' Equity
Unrealized gain (loss) on foreign currency translation																										759		255
Net loss																										(56,825)		254
Stockholders' equity, end of period at Jun. 30, 2021																										(150,375)	32,649	(117,726)
Increase (Decrease) in Stockholders' Equity
Unrealized gain (loss) on foreign currency translation																										3,591	(770)	2,821
Net loss																										(25,650)	4,779	(20,871)
Stockholders' equity, end of period at Sep. 30, 2021																										$ (157,684)	$ 34,665	$ (123,019)